Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of all current and expired plans as of June 30, 2014 and changes during the period then ended are presented in the following table:

Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2013	3,291,738	$2.11	6.13	$738
Granted	225,000	1.21	3.78	—
Exercised	—	—	—	—
Forfeited or expired	(160,836)	2.04	—	—
Outstanding as of June 30, 2014	3,355,902	2.05	5.83	169
Exercisable as of June 30, 2014	2,949,235	$2.12	5.38	$169

A summary of all current and expired plans as of December 31, 2013 and 2012 and changes during the years then ended is presented in the following tables.

Options

			Weighted Average
		Weighted	Remaining Contractual	Aggregate
	Number of	Average	Life	Intrinsic Value
	Shares	Exercise Price	(in years)	(in thousands)
Outstanding as of December 31, 2011	3,148,321	$3.90	5.40	$303
Granted	450,000	1.40	—	274
Exercised	(69,301)	1.17	—	71
Forfeited or expired	(572,282)	11.43	—	—
Outstanding as of December 31, 2012	2,956,738	2.13	6.13	2,293
Exercisable as of December 31, 2012	2,158,821	$2.38	5.24	$1,894

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)

Outstanding as of December 31, 2012	2,956,738	$2.13	6.13	$2,293
Granted	860,000	1.20	—	280
Exercised	—	—	—	—
Forfeited or expired	(525,000)	0.75	—	—
Outstanding as of December 31, 2013	3,291,738	2.11	6.13	738
Exercisable as of December 31, 2013	2,783,821	$2.18	5.74	$738

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]

Restricted Stock

	Number of shares	Weighted Average Fair Value at Grant Date	Weighted Average Remaining Contractual Life (in years)
Unvested balance as of December 31, 2013	—	$—	—
Granted	95,000	1.21	1.33
Vested(1)	(40,000)	1.21	0.31
Unvested balance as of June 30, 2014	55,000	1.21	1.33

(1)	Vested shares included 25,000 shares of restricted common stock issued in 2014 for which final vesting is subject to the approval of Company’s compensation committee.

Restricted Stock

	Number of shares	Weighted Average Fair Value at Grant Date	Weighted Average Remaining Contractual Life (in years)

Unvested balance as of December 31, 2011	—	$—	—
Granted	194,805	0.92	—
Vested	(194,805)	0.92	—
Unvested balance as of December 31, 2012	—	$—	—

	Number of shares	Weighted Average Fair Value at Grant Date	Weighted Average Remaining Contractual Life (in years)

Unvested balance as of December 31, 2012	—	$—	—
Granted	50,000	1.97	—
Vested(1)	(50,000)	1.97	—
Unvested balance as of December 31, 2013	—	$—	—

(1)
Vested shares included 50,000 shares of restricted common stock issued in the year ended December 31, 2013 for which final vesting of 32,500 shares was approved by the Company’s compensation committee in March 2014.

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table summarizes the range of assumptions utilized in the Black-Scholes-Merton option-pricing model for the valuation of stock options granted during the six-month periods ended June 30, 2014 and 2013.

	Six-Month Periods Ended June 30,
	2014		2013
Range of values:	Low	High	Low	High
Expected volatility	73.03%	74.03%	73.78%	76.49%
Expected dividends	—	—	—	—
Expected term (in years)	3.73	9.11	3.73	9.70%
Risk free rate	1.16%	2.52%	0.55%	2.45%

The following table summarizes the range of assumptions utilized in the Black-Scholes-Merton option-pricing model for the valuation of stock options granted during the years ended December 31, 2013 and 2012.

	Years Ended December 31,

	2013		2012

Range of values:	Low	High	Low	High

Expected volatility	72.16%	76.49%	76.49%	127.83%
Expected dividends	—	—	—	—
Expected term (in years)	3.73	9.70	3.73	9.97
Risk free rate	0.55%	2.83%	0.56%	1.95%